BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Estimates and assumptions (Details) - Website development costs - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recognition and estimated useful lives of website development costs
Increase in useful life	1 year
Decrease in useful life	1 year
Increase or decrease in amount if possible increase in useful life	₺ 482,138	₺ 167,183
Increase or decrease in amount if possible decrease in useful life	₺ (623,003)	₺ (277,322)
Minimum
Recognition and estimated useful lives of website development costs
Useful life (in years)	2 years
Maximum
Recognition and estimated useful lives of website development costs
Useful life (in years)	4 years